Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes Payable Tables Abstract
Summary of Notes Payable

	September 30, 2018	December 31, 2017
Note payable dated August 22, 2016, bearing interest at 12% per annum, due November 22, 2016, past due at year end, paid in full July 2018	$-	$75,000

Note payable dated November 21, 2016, bearing interest at 12% per annum, due February 21, 2017, currently past due	89,529	90,000

Total notes payable	89,529	165,000
Less: current portion	89,529	165,000
Long term portion of notes payable	$-	$-

	December 31, 2017	December 31, 2016
Note payable dated August 22, 2016, bearing interest at 12% per annum, due November 22, 2016, past due at year end, paid in full July 2018	$75,000	$75,000

Note payable dated November 21, 2016, bearing interest at 12% per annum, due February 21, 2017, currently past due	90,000	90,000

Note payable dated December 16, 2016, bearing interest at 19% per annum, due January 9, 2017	-	29,000

Note payable dated July 11, 2016 for $100,000, bearing interest at 19% per annum, due January 11, 2017	-	28,533

Line of credit established in 2014 with a maximum credit limit of $81,700, with interest up to 10%	-	44,651

Total notes payable	165,000	267,184
Less: current portion	165,000	267,184
Long term portion of notes payable	$-	$-